Related Party Transactions (Details) - Schedule of Related Party Transactions - USD ($)		6 Months Ended
		Jun. 30, 2023	Jun. 30, 2022
Service/ Products received from related parties:
Service/ Products received from related parties		$ 211,066	$ 10,920,441
Guardforce Security (Thailand) Company Limited [Member]
Service/ Products received from related parties:
Service/ Products received from related parties	[1]	68,897	67,864
Guardforce Aviation Security Company Limited [Member]
Service/ Products received from related parties:
Service/ Products received from related parties	[2]	600
Shenzhen Intelligent Guardforce Robot Technology Co., Limited – Purchases [Member]
Service/ Products received from related parties:
Service/ Products received from related parties	[3]		7,008,322
Shenzhen Kewei Robot Technology Co., Ltd. – Purchases [Member]
Service/ Products received from related parties:
Service/ Products received from related parties	[3]	141,569	844,255
Shenzhen Kewei Robot Technology Co., Limited - ICP [Member]
Service/ Products received from related parties:
Service/ Products received from related parties	[4]		3,000,000
GF Technovation Company Limited [Member]
Service/ Products delivered to related parties:
Service/ Products delivered to related parties	[5]		$ 134,123

[1]	Guardforce Security (Thailand) Company Limited provided security guard services to the Company;
[2]	Guardforce Aviation Security Company Limited provided escort services to the Company;
[3]	The Company purchased robots from Shenzhen Intelligent Guardforce Robot Technology Co., Limited and Shenzhen Kewei Robot Technology Co., Ltd. During the six months ended June 30, 2023, the Company purchased 207 robots amounting to $229,162 through an asset purchase agreement (Note 1) and $50,927 through placing standard purchase orders. In addition, 124 robots amounting to $138,520 were returned by the Company.
[4]	On February 8, 2022, the Company entered into a Commissioned Development Agreement with Shenzhen Kewei Robot Technology Co., Limited (“Shenzhen Kewei”) for the development of a robotics management platform named GFAI Intelligent Cloud Platform V2.0 (“ICP”). The contract amount was $3,000,000 which was paid as a one-time lump sum payment after the execution of the agreement.
[5]	The Company sold robots and spare parts to GF Technovation Company Limited.